Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the beginning and ending balance of unrecognized tax benefits
Beginning Balance	$ 2,398	$ 4,717
Additions for current year tax positions	299	486
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	377	0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(910)	(2,805)
Ending Balance	$ 2,164	$ 2,398